Common Stock	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Equity [Abstract]
Common Stock

Note 10 - Common Stock

The Company issued 12,705,541 shares of common stock for the year ended February 28, 2021 for consideration of $5,665,533, including 8,858,207 shares of common stock to consultants.

The Company issued 500,000 shares of common stock at a deemed price of $2.00 per share during the fiscal year ended February 28, 2021 pursuant to the conversion of promissory notes in the aggregate amount of $1,000,000.

The Company cancelled 150,000 shares of common stock during the fiscal year ended February 28, 2021 pursuant to a financial advisory service agreement.

On March 29, 2021, the Company issued 10,000 shares of our common stock at $2.00 per share to one individual pursuant to the exercise of warrants.

On April 14, 2021, the Company issued 5,000 shares of our common stock at price of $2.00 per share to one individual pursuant to a consulting agreement.

On May 7, 2021, the Company issued (i) 70,000 shares of our common stock at $2.00 per share to 2 individuals and one entity pursuant to the exercise of warrants, and (ii) 6,666 shares of our common stock at $3.00 to one entity pursuant to the exercise of warrants.

On June 1, 2021, the Company issued 25,000 shares of our common stock at a deemed price of $5.00 per shares to one individual pursuant to a consulting agreement.

On July 13, 2021, the Company issued (i) 568,900 shares of our common stock at price of $5.00 per share to 17 individuals and 2 entities (ii) 45,000 shares of our common stock at $2.00 per share to 2 individuals pursuant to the exercise of warrants, (iii) 60,000 shares of our common stock at $3.00 per share to one individual pursuant to the exercise of warrants, (iv) 5,000 shares of our common stock at deemed price of $2.00 per share to one individual pursuant to a consulting agreement, and (v) 25,000 shares of our common stock at a deemed price of $5.00 per share to one individual pursuant to a consulting agreement.

On November 16, 2021, the Company issued 218,000 shares of common stock at $2.50 per share and 700,000 shares of common stock at $0.50 per share to one individual pursuant to the conversion of promissory notes.

On November 27, 2021, the Company issued 1,500,000 shares of common stock at $0.50 per share and 59,200 shares of common stock at $5.00 per share to one individual pursuant to the conversion of promissory notes.

On October 28, 2021, the Company issued 5,000 shares of our common stock at a deemed price of $2.00 per share to one individual pursuant to a consulting agreement.

On November 5, 2021, the Company issued 276,000 shares of our common stock at price of $5.00 per share to 4 individuals.

On December 7, 2021, the Company issued 30,000 shares of our common stock at price of $3.00 per share to 2 individuals pursuant to the exercise of warrants.

On January 7, 2022, the Company issued 55,000 shares of our common stock at a deemed price of $5.00 per share to two entities pursuant to a consulting agreement.

On January 12, 2022, the company cancelled 15,000 shares of our common stock issued to 1 individual pursuant to a consulting agreement.

On February 4, 2022, the Company issued 5,000 shares of our common stock at a deemed price of $5.00 per share to one entity pursuant to a consulting agreement.

On February 7, 2022, the Company issued 70,000 shares of our common stock at price of $5.00 per share to 4 individuals

On March 7, 2022 the Company issued 5,000 shares of our common stock at a deemed price of $5.00 per share to one entity pursuant to a consulting agreement.

On March 23, 2022, the Company issued 10,000 shares of our common stock at a deemed price of $3.66 per share to one individual pursuant to a consulting agreement.

On March 23, 2022, the Company issued an aggregate of 25,000 shares of our common stock at a deemed price of $2.85 per share to two individuals and one entity pursuant to consulting agreements.

On April 14, 2022, the Company issued 5,000 shares of our common stock at a deemed price of $5.00 per share to one entity pursuant to a consulting agreement.

On April 28, 2022, the Company issued 50,000 shares of our common stock at a deemed price of $2.61 per share to one entity pursuant to a consulting agreement.

On April 28, 2022, the Company issued 5,000 shares of our common stock at a deemed price of $2.56 per share to one entity pursuant to a consulting agreement.

On April 28, 2022, the Company issued 20,000 shares of our common stock at a deemed price of $2.51 per share to one individual pursuant to a consulting agreement.

On May 10, 2022, the Company issued 5,000 shares of our common stock at a deemed price of $5.00 per share to one entity pursuant to a consulting agreement.

On May 10, 2022, the Company issued 5,000 shares of our common stock at a deemed price of $3.66 per share to one individual pursuant to a consulting agreement.

On May 12, 2022, the Company issued 20,000 shares of our common stock at a deemed price of $2.03 per share to one entity pursuant to a consulting agreement as amended.

On July 5, 2022, the Company issued 5,000 shares of our common stock at a deemed price of $5.00 per share to one entity pursuant to a consulting agreement.

On July 5, 2022, the Company issued an aggregate of 25,000 shares of our common stock at a deemed price of $2.85 per share to two individuals and one entity pursuant to consulting agreements.

On August 3, 2022, the Company issued 50,000 shares of our common stock at a deemed price of $1.22 per share to one entity pursuant to a consulting agreement.

On October 19, 2022, the Company issued an aggregate of 25,000 shares of our common stock at a deemed price of $2.85 per share to two individuals and one entity pursuant to consulting agreements.

On October 19, 2022, the Company issued 20,000 shares of our common stock at a deemed price of $1.70 per share to one entity pursuant to a consulting agreement.

On October 19, 2022, the Company issued 10,000 shares of our common stock at a deemed price of $3.66 per share to one individual pursuant to a consulting agreement.

On October 19, 2022, the Company issued 5,000 shares of our common stock at a deemed price of $2.56 per share to one entity pursuant to a consulting agreement.

On October 24, 2022, the Company issued 100,000 shares of our common stock at price of $2.00 per share to 2 individuals pursuant to the exercise of warrants.

On October 24, 2022, the Company issued 70,000 shares of our common stock at price of $3.00 per share to one individual pursuant to the exercise of warrants.

On November 3, 2022, the Company issued 20,000 shares of our common stock at price of $3.00 per share to 2 individuals pursuant to the exercise of warrants.

On November 3, 2022, the Company issued 5,000 shares of our common stock at a deemed price of $1.70 per share to one entity pursuant to a consulting agreement.

On November 3, 2022, the Company issued 25,000 shares of our common stock at a deemed price of $1.22 per share to one entity pursuant to a consulting agreement.

On November 3, 2022, the Company issued 200,000 shares of our common stock at a deemed price of $0.74 per share to one individual pursuant to a consulting agreement.

On November 4, 2022, the Company issued an aggregate of 1,887,500 shares of common stock at a price of $4.00 per share to eleven individuals due to the closing of its private placement at $4.00 per share for aggregate gross proceeds of $7,550,000.

In connection with the closing of the private placement on November 4, 2022, the Company issued 91,875 shares of common stock at price of $4.00 per share for a total value of $367,500 to one individual as finder’s fees.

On November 21, 2022, the Company issued 1,000,000 shares of common stock at a price of $4.00 per share to one entity due to the closing of its private placement at $4.00 per share for aggregate gross proceeds of $4,000,000.

Stock Purchase Warrants

A continuity schedule of outstanding stock purchase warrants as of November 30, 2022, and the changes during the periods, is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, February 28, 2020	—	$—
Issued in Connection with October 2020 Offering	488,500	$2.10
Issued in Connection with January 2021 Offering	1,604,334	$3.00
Exercised	(25,000)	$2.00
Balance, February 28, 2021	2,067,834	$2.80
Exercised	(221,666)	$2.44
Balance, February 28, 2022	1,846,168	$2.84
Issued in Connection with August 2022 Offering	3,478,261	$1.75
Issued in Connection with August 2022 Offering	168,000	$1.75
Issued in Connection with September 2022 Offering	350,000	$5.00
Issued in Connection with November 2022 Offering	28,312	$8.22
Issued in Connection with November 2022 Offering	10,000	$6.70
Expired	(50,000)	$3.00
Exercised	(100,000)	$2.00
Exercised	(90,000)	$3.00
Balance, November 30, 2022	5,640,741	$2.32

During Fiscal 2022 and Fiscal 2021, we received cash proceeds totaling $539,998 and $50,000, respectively, from the exercise of stock purchase warrants.

On August 9, 2022, the Company entered into a Securities Purchase Agreement with an investor (the “Investor”), pursuant to which the Company issued to the Investor a common stock purchase warrant (the “Warrant”) to acquire 3,478,261 shares of common stock of the Company, which is subject to reduction by 50% upon effectiveness of the registration statement covering the underlying shares.

On October 19, 2022, the Company’s board of directors authorized a six month extension to the expiry date of the common stock purchase warrants that the Company issued on October 19, 2020 which have an expiry date of October 19, 2022 and an exercise price of $2.00 per share (the “October 2020 Warrants”). The new expiry date of the October 2020 Warrants is April 19, 2023. In addition, 50,000 stock purchase warrants at an exercise price of $3.00 per share have expired.

During the quarter ended November 30, 2022, the Company received $470,000 from the exercise of warrants for the purchase of 100,000 shares of common stock of the Company at a price of $2.00 per share from 2 individuals and the purchase of 90,000 shares of common stock of the Company at a price of $3.00 per shares from 3 individuals.

On November 29, 2022, the Company issued 168,000 common stock purchase warrants to purchase 168,000 shares of its common stock at a price of $1.75 per share until August 9, 2027 to The Benchmark Company, LLC (“Benchmark”) pursuant to a financial advisory agreement.

On November 29, 2022, the Company issued 28,312 common stock purchase warrants to purchase 28,312 shares of its common stock at a price of $8.22 per share until November 4, 2025, to Benchmark pursuant to a financial advisory agreement.

On November 29, 2022, the Company issued 10,000 common stock purchase warrants to purchase 10,000 shares of its common stock at a price of $6.70 per share until November 21, 2025, to Benchmark pursuant to a financial advisory agreement.

A summary of stock purchase warrants outstanding and exercisable as of November 30, 2022 is as follows:

	Number of Warrants	Remaining Contractual
Exercise Price	Outstanding	Life (Years)	Expiry Date
$2.00	188,500	0.38	19-Apr-2023
$3.00	1,417,668	0.12	13-Jan-2023
$1.75	3,646,261	4.69	9-Aug-2027
$5.00	350,000	1.80	19-Sep-2024
$8.22	28,312	2.93	4-Nov-2025
$6.70	10,000	2.98	21-Nov-2025
$2.32	5,640,741

Stock Options

On December 28, 2021, we granted an aggregate of 4,545,000 stock options pursuant to our 2021 Stock Incentive Plan having an exercise price of $8.00 per share and an expiry date of five years from the date of grant to 40 individuals who were directors, officers, employees and consultants of the Company. We relied upon the exemption from registration under the U.S. Securities Act provided by Rule 903 of Regulation S promulgated under the U.S. Securities Act for the grant of stock options to individuals who are non-U.S. persons and upon the exemption from registration under Section 4(a)(2) of the U.S. Securities Act for two individuals who are U.S. persons. The stock options are all subject to vesting provisions of 20% on the date of grant and 20% on each of the first, second, third, and fourth anniversary of the date of grant.

The fair value of these stock options was estimated at the date of grant, using the Black-Scholes Option Valuation Model, with the following weighted average assumptions:

	November 30, 2022	February 28, 2022
Expected Risk-Free Interest Rate	1.06%	1.06%
Expected Volatility	15.27%	15.27%
Expected Life in Years	5.0	5.0
Expected Dividend Yield	—	—
Weighted-Average Grant Date Fair Value	$6.46	$6.46

A continuity schedule of outstanding stock options as of November 30, 2022, and the changes during the nine months periods, is as follows:

	Number of Stock Options	Exercise Price
Balance, February 28, 2022	4,545,000	$8.00
Granted	—	—
Cancelled/Forfeited	(974,000)	8.00
Expired	—	—
Balance, November 30, 2022	3,571,000	$8.00

The table below sets forth the number of issued shares and cash received upon exercise of stock options:

	November 30, 2022	February 28, 2022
Number of Options Exercised on Forfeiture Basis	—	—
Number of Options Exercised on Cash Basis	—	—
Total Number of Options Exercised	—	—

Number of Shares Issued on Cash Exercise	—	—
Number of Shares Issued on Forfeiture Basis	—	—
Total Number of Shares Issued Upon Exercise of Options	—	—

Cash Received from Exercise of Stock Options	$—	$—
Total Intrinsic Value of Options Exercised	$—	$—

A continuity schedule of outstanding unvested stock options at November 30, 2022, and the changes during the nine months period, is as follows:

	Number of Unvested	Weighted Average
	Stock Options	Grant Date Fair Value
Balance, February 28, 2021	—	—
Granted	4,545,000	$6.46
Vested	(909,000)	$6.46
Balance, February 28, 2022	3,636,000	$6.46
Granted	—	—
Vested	—	—
Cancel / Forfeited	(779,200)	6.46
Balance, November 30, 2022	2,856,800	$6.46

Stock Options (continued)

As of November 30, 2022, the aggregate intrinsic value of all outstanding stock options granted was estimated at $0 as the current price is lower than the strike price.

A summary of stock options outstanding and exercisable as of November 30, 2022 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at November 30, 2022	Exercise Price	Weighted Average Remaining Contractual Term (Years)	Exercisable at November 30, 2022	Exercise Price	Weighted Average Remaining Contractual Term (Years)
$7.00 to $9.00	2,856,800	$8.00	4.08	714,200	$8.00	4.08

	2,856,800	$8.00	4.08	714,200	$8.00	4.08

Note 10 - Common Stock

The Company issued 12,705,541 shares of common stock for the year ended February 28, 2021 for consideration of $5,665,533, including 8,858,207 shares of common stock to consultants.

The Company issued 500,000 shares of common stock at a deemed price of $2.00 per share during the fiscal year ended February 28, 2021 pursuant to the conversion of promissory notes in the aggregate amount of $1,000,000.

The Company cancelled 150,000 shares of common stock during the fiscal year ended February 28, 2021 pursuant to a financial advisory service agreement.

On March 29, 2021, the Company issued 10,000 shares of our common stock at $2.00 per share to one individual pursuant to the exercise of warrants.

On April 14, 2021, the Company issued 5,000 shares of our common stock at price of $2.00 per share to one individual pursuant to a consulting agreement.

On May 7, 2021, the Company issued (i) 70,000 shares of our common stock at $2.00 per share to 2 individuals and one entity pursuant to the exercise of warrants, and (ii) 6,666 shares of our common stock at $3.00 to one entity pursuant to the exercise of warrants.

On June 1, 2021, the Company issued 25,000 shares of our common stock at a deemed price of $5.00 per shares to one individual pursuant to a consulting agreement.

On July 13, 2021, the Company issued (i) 568,900 shares of our common stock at price of $5.00 per share to 17 individuals and 2 entities (ii) 45,000 shares of our common stock at $2.00 per share to 2 individuals pursuant to the exercise of warrants, (iii) 60,000 shares of our common stock at $3.00 per share to one individual pursuant to the exercise of warrants, (iv) 5,000 shares of our common stock at deemed price of $2.00 per share to one individual pursuant to a consulting agreement, and (v) 25,000 shares of our common stock at a deemed price of $5.00 per share to one individual pursuant to a consulting agreement.

On August 16, 2021, the Company issued 218,000 shares of common stock at $2.50 per share and 700,000 shares of common stock at $0.50 per share to one individual pursuant to the conversion of promissory notes.

On August 27, 2021, the Company issued 1,500,000 shares of common stock at $0.50 per share and 59,200 shares of common stock at $5.00 per share to one individual pursuant to the conversion of promissory notes.

On October 28, 2021, the Company issued 5,000 shares of our common stock at deemed price of $2.00 per share to one individual pursuant to a consulting agreement.

On November 5, 2021, the Company issued 276,000 shares of our common stock at price of $5.00 per share to 4 individuals.

On December 7, 2021, the Company issued 30,000 shares of our common stock at price of $3.00 per share to 2 individuals pursuant to the exercise of warrants.

On January 7, 2022, the Company issued 55,000 shares of our common stock at deemed price of $5.00 per share to two entities pursuant to a consulting agreement.

On January 12, 2022, the company cancelled 15,000 shares of our common stock issued to 1 individual pursuant to a consulting agreement.

On February 4, 2022, the Company issued 5,000 shares of our common stock at deemed price of $5.00 per share to one entity pursuant to a consulting agreement.

On February 7, 2022, the Company issued 70,000 shares of our common stock at price of $5.00 per share to 4 individuals

As of February 28, 2022, and February 28, 2021, there were 42,627,260 and 38,903,494 shares of the Company’s common stock issued and outstanding, and none of the preferred shares were issued and outstanding.

Share Purchase Warrants

A continuity schedule of outstanding share purchase warrants as at February 28, 2022, and the changes during the periods, is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, February 28, 2020	-	$-
Issued in Connection with October 2020 Offering	488,500	$2.10
Issued in connection with January 2021 Offering	1,604,334	$3.00
Exercised	(25,000)	$2.00
Balance, February 28, 2021	2,067,834	$2.80
Exercised	(221,666)	$2.44
Balance, February 28, 2022	1,846,168	$2.84

During Fiscal 2022 and Fiscal 2021, we received cash proceeds totaling $539,998 and $50,000, respectively, from the exercise of share purchase warrants.

A summary of share purchase warrants outstanding and exercisable as at February 28, 2022 is as follows:

	Number of Warrants	Remaining Contractual
Exercise Price	Outstanding	Life (Years)	Expiry Date
$2.00	288,500	0.64	October 18, 2022
$3.00	50,000	0.64	October 18, 2022
$3.00	1,507,668	0.87	January 12, 2023
$2.84	1,846,168

On December 28, 2021, we granted an aggregate of 4,545,500 stock options pursuant to our 2021 Stock Incentive Plan having an exercise price of $8.00 per share and an expiry date of five years from the date of grant to 40 individuals who were directors, officers, employees and consultants of the Company. We relied upon the exemption from registration under the U.S. Securities Act provided by Rule 903 of Regulation S promulgated under the U.S. Securities Act for the grant of stock options to the individuals who are non-U.S. persons, and upon the exemption from registration under Section 4(a)(2) of the U.S. Securities Act for two individuals who are U.S. persons. The stock options are all subject to vesting provisions of 20% on the date of grant and 20% on each of the first, second, third and fourth anniversary of the date of grant.

The fair value of these stock options was estimated at the date of grant, using the Black-Scholes Option Valuation Model, with the following weighted average assumptions:

	Year Ended February 28,
	2022	2021
Expected Risk Free Interest Rate	1.06%	-
Expected Volatility	15.27%	-
Expected Life in Years	5.0	-
Expected Dividend Yield	-	-
Weighted-Average Grant Date Fair Value	$6.46	-

A continuity schedule of outstanding stock options as at February 28, 2022, and the changes during the fiscal year periods, is as follows:

	Number of Stock Options	Exercise Price
Balance, February 28, 2021	-	-
Granted	4,545,500	$8.00
Cancelled/Forfeited	-	-
Expired	-	-
Balance, February 28, 2022	4,545,500	$8.00

The table below sets forth the number of shares issued and cash received upon exercise of stock options:

Year Ended February 28,
	2022	2021
Number of Options Exercised on Forfeiture Basis	-	-
Number of Options Exercised on Cash Basis	-	-
Total Number of Options Exercised	-	-

Number of Shares Issued on Cash Exercise	-	-
Number of Shares Issued on Forfeiture Basis	-	-
Total Number of Shares Issued Upon Exercise of Options	-	-

Cash Received from Exercise of Stock Options	$-	$-
Total Intrinsic Value of Options Exercised	$-	$-

A continuity schedule of outstanding unvested stock options at February 28, 2022, and the changes during the fiscal year periods, is as follows:

	Number of Unvested	Weighted Average
	Stock Options	Grant Date Fair Value
Balance, February 28, 2020	-	-
Granted	-	-
Vested	-	-
Cancelled/Forfeited	-	-
Balance, February 28, 2021	-	-
Granted	4,545,500	$6.46
Vested	(909,000)	$6.46
Balance, February 28, 2022	3,636,500	$6.46

As at February 28, 2022, the aggregate intrinsic value of all outstanding stock options granted was estimated at $0 as the current price is lower than the strike price.

A summary of stock options outstanding and exercisable as at February 28, 2022 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at February 28, 2022	Exercise Price	Weighted Average Remaining Contractual Term (Years)	Exercisable at February 28, 2022	Exercise Price	Weighted Average Remaining Contractual Term (Years)
$7.00 to $9.00	4,545,500	$8.00	4.83	909,000	$8.00	4.83

	4,545,500	$8.00	4.83	909,000	$8.00	4.83